Note 32 - Capital Base and Capital Management -Regulatory Capital (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital And Share Premium [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	€ 27,259,000,000	€ 27,259,000,000	€ 27,259,000,000
Accumulated Income And Ordinary Capital Elements [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	26,960,000,000	23,773,000,000	23,791,000,000
Other Accumulated Income And Other Reserves [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(7,157,000,000)	(7,143,000,000)	(6,863,000,000)
Minoritary ShareHolding [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	4,404,000,000	3,809,000,000	5,446,000,000
Provisional Porfit [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	1,316,000,000	3,188,000,000	1,302,000,000
Tier 1 Ordinary Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	52,783,000,000	50,887,000,000	50,935,000,000
Goodwill And Intangible Assets [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(6,803,000,000)	(8,199,000,000)	(6,627,000,000)
Direct And Indirect Equity Instruments Tenure [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(484,000,000)	(432,000,000)	(278,000,000)
Deferred Taxes Assets [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(1,420,000,000)	(1,260,000,000)	(755,000,000)
Other Deductions And Filters [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(423,000,000)	(682,000,000)	(933,000,000)
Total Tier 1 Ordinary Capital Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	(9,130,000,000)	(10,573,000,000)	(8,594,000,000)
Ordinary Tier 1 Capital CET1 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	43,653,000,000	40,313,000,000	42,341,000,000
Equity Instruments And Share Premium Classified As Computable Liabilities AT1 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	5,400,000,000	5,005,000,000	5,893,000,000
Admsible Tier 1 Capital Included In Adittional Level 1 Capital Issued By Joint Ventures And Third Parties [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	648,000,000	629,000,000	403,000,000
Adittional Tier 1 Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	6,048,000,000	5,634,000,000	6,296,000,000
Tier 1 Transitory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	0	0	(1,657,000,000)
Total Adittional Tier 1 Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	0	0	(1,657,000,000)
Adittional Tier 1 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	6,048,000,000	5,634,000,000	4,639,000,000
Total Tier 1 Capital Ordinary Adittional [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	49,701,000,000	45,947,000,000	46,980,000,000
Equity Instruments And Share Premium Computable As Tier 2 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	3,064,000,000	3,768,000,000	1,759,000,000
Admsible Capital Included In Adittional Tier 2 Capital Issued By Joint Ventures And Third Parties Member [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	4,690,000,000	4,409,000,000	6,438,000,000
Credit Risk Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	550,000,000	579,000,000	601,000,000
Tier 2 Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	8,304,000,000	8,756,000,000	8,798,000,000
Regulatory Adjustments Tier 2 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	0	0	0
Tier 2 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	8,304,000,000	8,756,000,000	8,798,000,000
Total Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	58,005,000,000	54,703,000,000	55,778,000,000
Total APRs [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	€ 364,448,000,000	€ 348,264,000,000	€ 362,875,000,000
CET 1 Ratio Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In	12.00%	11.60%	11.70%
Tier 1 Ratio Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In	13.60%	13.20%	12.90%
Total Capital Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In	15.90%	15.70%	15.40%